Taxes (Details) $ in Millions															2 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended						23 Months Ended	24 Months Ended
	Dec. 31, 2021 UYI / l	Dec. 30, 2021	Jan. 01, 2021	Dec. 31, 2020 UYI / l	Dec. 29, 2020 UYI / l	Jan. 01, 2020 MXN ($) $ / l	Jan. 01, 2020 USD ($) $ / l	Nov. 18, 2019	Nov. 17, 2019	Jul. 01, 2019	Mar. 01, 2019	Feb. 28, 2019	Jan. 01, 2019 item	Aug. 31, 2018	Jan. 31, 2021	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	May 31, 2020	Nov. 30, 2020	Jun. 30, 2019	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020	Dec. 31, 2019 $ / l	Dec. 31, 2018 item	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2019
Disclosure of income taxes [Line Items]
Income tax rate																						30.00%	30.00%	30.00%
Adjustments for previous tax years																						0.40%	0.00%	30.30%
Useful life measured as period of time, intangible assets other than goodwill																						15 years
Mexico
Disclosure of income taxes [Line Items]
Income tax rate						30.00%	30.00%															30.00%	30.00%	30.00%
Excise tax rate			0.25
Threshold limit on deductible interest						$ 20,000,000	$ 1
Expiration term of nondeductible interest exceeding limit						10 years	10 years
Excise tax per litre | $ / l						1.2616	1.2616																		1.17
Mexico | Carbonated Beverages
Disclosure of income taxes [Line Items]
Excise tax rate						0.070	0.070																		0.050
Argentina
Disclosure of income taxes [Line Items]
Income tax rate																							35.00%	25.00%			35.00%		30.00%
Tax on dividends	7.00%															7.00%		7.00%				13.00%	7.00%		7.00%	7.00%		13.00%	7.00%
Argentina | Sales taxes in the province of Buenos Aires
Disclosure of income taxes [Line Items]
Sales Tax Rate																										1.50%	1.75%
Argentina | Sales Tax in City of Buenos Aires
Disclosure of income taxes [Line Items]
Sales Tax Rate																							0.50%	1.00%	1.50%	2.00%	1.00%
Argentina | Both Province and City of Buenos Aires
Disclosure of income taxes [Line Items]
Sales Tax Rate																						1.50%
Argentina | Current year | Sales Tax in City of Buenos Aires
Disclosure of income taxes [Line Items]
Sales Tax Rate																						0.00%
Colombia
Disclosure of income taxes [Line Items]
Income tax rate																						35.00%	30.00%	32.00%	33.00%
Minimum assumed income tax rate																							0.00%	0.50%	1.50%
Capitalization Ratio | item													2													3
Municipality sales tax, portion credited against income tax payable, as a percent																						100.00%	50.00%	100.00%	50.00%
Colombia | Colombian resident individuals
Disclosure of income taxes [Line Items]
Tax on dividends				10.00%									7.50%			15.00%								10.00%	15.00%				15.00%
Colombia | Taxable Entities Outside Free Trade Zone
Disclosure of income taxes [Line Items]
Tax on dividends													7.50%
Colombia | Foreign Nonresidents Individuals And Companies
Disclosure of income taxes [Line Items]
Tax on dividends				10.00%												7.50%		5.00%						10.00%	7.50%	5.00%			7.50%
Colombia | Current year
Disclosure of income taxes [Line Items]
Income tax rate																						30.00%
Colombia | Bottom of range
Disclosure of income taxes [Line Items]
Income tax rate																							31.00%
Minimum assumed income tax rate																							0.00%	1.50%	1.50%	3.50%
Panama
Disclosure of income taxes [Line Items]
Selective consumption tax								10.00%	10.00%
Panama | NonCarbonated Beverages
Disclosure of income taxes [Line Items]
Excise tax rate						0.050	0.050
Panama | Carbonated Beverages
Disclosure of income taxes [Line Items]
Excise tax rate								0.070	0.050
Brazil
Disclosure of income taxes [Line Items]
Income tax recoveries | $																						$ 1,060,000,000	$ 1,243,000,000
Excise tax rate														0.200	0.040	0.100	0.080	0.040	0.040	0.080	0.120							0.08
Sales Tax Rate																							16.20%
Costa Rica
Disclosure of income taxes [Line Items]
Value-added tax										13.00%
Percentage of capital gains										15.00%
Percentage of withholding taxes on salaries of employees										25.00%
Percentage of withholding taxes on compensations of employees										20.00%
Percentage of tax rate that exceeds EBITDA										20.00%
Chile
Disclosure of income taxes [Line Items]
Income tax rate																								27.00%
Nicaragua
Disclosure of income taxes [Line Items]
Excise tax rate			0.150			0.130	0.130				0.110	0.090
Minimum alternative tax rate											3.00%	1.00%
Uruguay
Disclosure of income taxes [Line Items]
Excise tax rate	0.22	0.19
Excise tax credit | UYI / l	0.53			0.53	1.15